11 Hanover Square
New York., NY 10005

July 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:   Dividend and Income Fund, Inc. (811-08747)

Ladies and Gentlemen:

Transmitted electronically herewith for filing on behalf of Dividend and Income Fund, Inc. ("Fund") is the initial registration statement for the Fund's shares of common stock ("Shares"), to be issued in connection with the Fund's upcoming rights offering, on Form N-2 under the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder, and Amendment No. 3 to the Fund's registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and the regulations thereunder.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Fund.  The filing fee of $116.10 required by Section 6 of the 1933 Act is deposited in the Fund's account held at the Securities and Exchange Commission.  The principal purpose of this filing is to register 232,018 Shares of the Fund in connection with a proposed issuance of non-transferable rights for Shares to the Fund's shareholders.

We will file a request for acceleration of the effectiveness of this registration statement after your comments have been received and resolved.  Please call Ms. Yoon Choo, Esq. at (202) 778-9340 at K&L Gates LLP, counsel to the Fund, with any questions or comments you have regarding this filing.

Sincerely yours,

/s/ John F. Ramirez
John F. Ramirez
Chief Compliance Officer

cc: Yoon Y. Choo, Esq.,  K&L Gates LLP
  R. Darrell Mounts, Esq., K&L Gates LLP